Earnings per share (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares
Earnings per share [line items]
Profit	₨ 674,522	$ 8,204	₨ 1,257,945	₨ 1,531,862
Weighted average number of ordinary shares outstanding	182,803,189	182,803,189	182,468,672	179,533,536